State Street Bank and Trust Company
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049

April 26, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Attention:          Office of Filings, Information & Consumer Services

Re:          Fifth Third Funds (the “Registrant”) (Registration Nos. 33-24848 and 811-05669)

Dear Sir or Madam:

As sub-administrator on behalf of the Registrant, transmitted herewith for filing pursuant to Rule 14a-6(b) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to stockholders in connection with a Special Meeting of Shareholders of the Registrant to be held on July 11, 2012. The close of business on May 14, 2012 is the record date for the determination of shareholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes set forth in the Proxy Statement.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Enclosures

cc: M. Ebersbach